OPERATING SEGMENTS - Segment Reporting Information, by Segment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)
Disclosure of operating segments [line items]
Number of operating segments (in segments) | segment	3
Revenue	$ 448,773	$ 490,986
Cost of inventory	(242,998)	(250,506)
Depletion, depreciation and amortization	(102,416)	(75,569)
Export duties	4,303	(1,512)
Restructuring costs	(109)	(5,692)
Inventory (provision) reversal (note 7)	5,710	(3,701)
Cost of sales	(335,510)	(336,980)
Income from mine operations	113,263	154,006
Exploration, evaluation and reclamation expenses	(15,981)	(14,553)
Impairment reversal	24,357	0
Operating income (loss)	101,332	112,605
Income (loss) before income tax	74,587	80,985
Total assets	1,537,454	1,438,688
Non-current assets	719,139	721,956
Total liabilities	(513,526)	(536,809)
Puna Operations Inc.
Disclosure of operating segments [line items]
Revenue	12,361	0
Income from mine operations	4,039	0
Operating segments | Marigold mine
Disclosure of operating segments [line items]
Revenue	250,825	256,817
Cost of inventory	(129,176)	(131,821)
Depletion, depreciation and amortization	(54,983)	(44,324)
Export duties	0	0
Restructuring costs	0	0
Inventory (provision) reversal (note 7)	0	0
Cost of sales	(184,159)	(176,145)
Income from mine operations	66,666	80,672
Exploration, evaluation and reclamation expenses	(1,875)	(1,339)
Impairment reversal	0
Operating income (loss)	64,935	79,384
Income (loss) before income tax	63,959	73,705
Total assets	436,815	394,963
Non-current assets	222,800	253,373
Total liabilities	(73,526)	(75,101)
Operating segments | Seabee Gold Operation
Disclosure of operating segments [line items]
Revenue	108,334	64,826
Cost of inventory	(51,683)	(40,178)
Depletion, depreciation and amortization	(40,375)	(16,442)
Export duties	0	0
Restructuring costs	0	0
Inventory (provision) reversal (note 7)	(632)	0
Cost of sales	(92,690)	(56,620)
Income from mine operations	15,644	8,206
Exploration, evaluation and reclamation expenses	(5,050)	(1,040)
Impairment reversal	0
Operating income (loss)	10,594	6,763
Income (loss) before income tax	10,126	7,302
Total assets	418,210	420,796
Non-current assets	346,647	370,141
Total liabilities	(92,050)	(91,627)
Operating segments | Puna Operations
Disclosure of operating segments [line items]
Revenue	89,614	169,343
Cost of inventory	(62,139)	(78,507)
Depletion, depreciation and amortization	(7,058)	(14,803)
Export duties	4,303	(1,512)
Restructuring costs	(109)	(5,692)
Inventory (provision) reversal (note 7)	6,342	(3,701)
Cost of sales	(58,661)	(104,215)
Income from mine operations	30,953	65,128
Exploration, evaluation and reclamation expenses	(324)	1,817
Impairment reversal	24,357
Operating income (loss)	52,788	65,768
Income (loss) before income tax	46,379	52,104
Total assets	200,590	94,876
Non-current assets	77,112	26,007
Total liabilities	(77,850)	(117,091)
Operating segments | Exploration and evaluation properties
Disclosure of operating segments [line items]
Revenue	0	0
Cost of inventory	0	0
Depletion, depreciation and amortization	0	0
Export duties	0	0
Restructuring costs	0	0
Inventory (provision) reversal (note 7)	0	0
Cost of sales	0	0
Income from mine operations	0	0
Exploration, evaluation and reclamation expenses	(8,357)	(13,649)
Impairment reversal	0
Operating income (loss)	(8,360)	(13,708)
Income (loss) before income tax	(14,840)	(19,295)
Total assets	72,825	84,184
Non-current assets	71,782	71,441
Total liabilities	(6,496)	(7,146)
Other reconciling items
Disclosure of operating segments [line items]
Revenue	0	0
Cost of inventory	0	0
Depletion, depreciation and amortization	0	0
Export duties	0	0
Restructuring costs	0	0
Inventory (provision) reversal (note 7)	0	0
Cost of sales	0	0
Income from mine operations	0	0
Exploration, evaluation and reclamation expenses	(375)	(342)
Impairment reversal	0
Operating income (loss)	(18,625)	(25,602)
Income (loss) before income tax	(31,037)	(32,831)
Total assets	409,014	443,869
Non-current assets	798	994
Total liabilities	$ (263,604)	$ (245,844)